Hedging activities - Fair Value Hedges by Risk (Details) - Fair value hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Notional amount	€ 982	€ 1,167	€ 1,159
Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	972	1,154	1,159
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	10	13
Less than 1 year
Disclosure of detailed information about hedges [line items]
Notional amount	110	13	0
Less than 1 year | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	100	0	0
Less than 1 year | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	10	13
1 to 3 years
Disclosure of detailed information about hedges [line items]
Notional amount	450	500	275
1 to 3 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	450	500	275
1 to 3 years | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
3 to 5 years
Disclosure of detailed information about hedges [line items]
Notional amount	150	225	450
3 to 5 years | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	150	225	450
3 to 5 years | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	272	429	434
Later than five years [member] | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	272	429	€ 434
Later than five years [member] | Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount	€ 0	€ 0